ASPIRATION FUNDS
Aspiration Redwood Fund
Supplement dated March 21, 2025 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated February 1, 2025, as supplemented from time to time
Effective April 21, 2025, the name of the Aspiration Redwood Fund (the “Fund”) will change to GreenFi Redwood Fund and the name of Aspiration Funds (the “Trust”) will change to GreenFi Funds Trust.
Accordingly, all references to the Fund and the Trust in the Summary Prospectus, Prospectus and SAI will be replaced with references to GreenFi Redwood Fund and GreenFi Funds Trust, respectively.

Investors Should Retain This Supplement for Future Reference